GREAT-WEST FUNDS, INC.

Great-West Core Bond Fund

Institutional Class Ticker: MXIUX

Investor Class Ticker: MXFDX

(the "Fund")

Supplement dated June 19, 2020 to the Prospectus and Summary Prospectus for the

Fund, each dated April 29, 2020, as supplemented.

The Fund's investment portfolio is managed by two sub-advisers: Federated Investment Management Company ("Federated") and Wellington Management Company LLP ("Wellington") (each, a "Sub-Adviser," and collectively, the "Sub- Advisers"). The Fund's investment adviser, Great-West Capital Management, LLC ("GWCM"), maintains a strategic asset allocation of the Fund's assets with each Sub-Adviser to the Fund and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. Effective June 22, 2020 (the "Effective Date"), the target allocation is a 50% allocation of the Fund's assets to Federated and a 50% allocation of the Fund's assets to Wellington.

Accordingly, on the Effective Date, the last paragraph of the section titled "Principal Investment Strategies" on page 2 of the Prospectus and Summary Prospectus is hereby deleted in its entirety and replaced with the following:

"GWCM maintains a strategic asset allocation of the Fund's assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund's assets to Federated and a 50% allocation of the Fund's assets to Wellington. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval."

In addition, the last paragraph of the section titled "Principal Investment Strategies" on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

"The Fund's investment portfolio is managed by Federated and Wellington. GWCM maintains a strategic asset allocation of the Fund's assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund's assets to Federated and a 50% allocation of the Fund's assets to Wellington. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval."

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary

Prospectus, each dated April 29, 2020, as supplemented.

Please keep this Supplement for future reference.